[LOGO OF EATON VANCE MUTUAL    Investing
FUNDS APPEARS HERE]            for the
                               21st
                               Century

                              [PHOTO OF EDUCATION SIGN ON BUILDING APPEARS HERE]


Annual Report December 31, 1998


                                 EATON VANCE
                                   TAX FREE
                                   RESERVES


                                  Eaton Vance
                    Global Management--Global Distribution


[PHOTO OF BRIDGE APPEARS HERE]

Eaton Vance Tax Free Reserves as of December 31, 1998

[PHOTO OF JAMES B.    Investment Environment
 HAWKES APPEARS       --------------------------------------------------------
 HERE]
                           The Economy
James B. Hawkes
President             .    The U.S. economy continued the longest uninterrupted
                           growth period in its history in 1998, seemingly unaffected by presidential scandal, renewed conflict with Iraq, or global economic troubles. Recent data suggests that the real growth rate for 1998 will be about 4%. Inflation remained very low.

 .    Many economists predicted that the "Asian flu" would hamper growth in 1998.
     Instead, it redirected capital to the U.S. markets, resulting in lower interest rates, increased consumer spending, and continued growth in the U.S. stock market.

 .    For 1999, a slowdown in the manufacturing sector, weakening corporate earnings, further overseas economic problems, and the Y2K computer problem are some of the obstacles the economy will face.

The Market

 .    The Federal Reserve Board lowered the Federal Funds interest rate 3 times this year, ending the year at 4.75%. The Federal Funds rate is the rate for interbank overnight loans and serves as a leading interest rate indicator. In reaction, yields on money market instruments dipped significantly over the course of the year.

 .    The general decline in interest rates in 1998 boosted U.S. Treasury securities, resulting in solid total returns for investors. However, more risky fixed-income investments did not perform as well.


The Fund
--------------------------------------------------------------------------------
     The Past Year

     . During the year ended December 31, 1998, shareholders of Eaton Vance Tax Free Reserves received $0.03 in income dividends, all free from regular federal income tax./1/

     . Based on the last monthly dividend paid and a $1.00 share price, the Fund's distribution rate was 2.84% on December 31, 1998./2/

     . To equal that rate, a shareholder in the 36% federal income tax bracket would need a yield of 4.44% from a taxable investment.

         About Eaton Vance Tax Free Reserves

     . To attain its objective, Eaton Vance Tax Free Reserves invests only in dollar-denominated, high-quality securities with minimal credit risk./3/

     . The Fund seeks to invest in short-term obligations which are rated in one of the two highest short-term ratings categories.

     . Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund that invests in high-quality investments, exempt from federal tax, can be a sensible way to earn income while preserving capital and maintaining liquidity.

--------------------------------------------------------------------------------
/1/ A portion of the Fund's income could be subject to federal alternative minimum tax.
/2/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
/3/ An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has no sales charge.
--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Tax Free Reserves as of December 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.3%

Ratings (Unaudited)       Principal
------------------------- Amount
Moody's/S&P   Moody's/S&P (000's
Short-Term    Long-Term   omitted) Security                      Value
--------------------------------------------------------------------------------

Commercial Paper -- 3.2%
--------------------------------------------------------------------------------
NR/A-1+       NR/AA+      $  1,500 Rochester, MN Health Care
                                   Facilities, (Mayo Clinic),
                                   2.90%, 3/4/99                 $    1,500,000
--------------------------------------------------------------------------------
                                                                 $    1,500,000
--------------------------------------------------------------------------------

General Obligation Notes/Bonds -- 10.8%
--------------------------------------------------------------------------------
NR/NR         Aa3/AA      $  1,000 Connecticut State,
                                   4.50%, 8/15/99                $    1,005,275
MIG1/Sp1+     NR/NR          1,500 Iowa State School District,
                                   Cash Anticipation Program,
                                   (Iowa School Corp.), (FSA),
                                   4.50%, 6/25/99                     1,505,884
VMIG1/A-1+    Aa2/AA         2,100 Texas State Veteran's Housing
                                   Assistance, Variable
                                   Rate, 12/1/16                      2,100,000
NR/NR         Aa1/AA+          500 Washington State,
                                   5.00%, 7/1/99                        503,380
--------------------------------------------------------------------------------
                                                                 $    5,114,539
--------------------------------------------------------------------------------

Prerefunded -- 2.2%
--------------------------------------------------------------------------------
NR/NR         AAA/AAA     $  1,000 Dallas, TX, 8.25%, 5/1/99     $    1,014,216
-------------------------------------------------------------------------------
                                                                 $    1,014,216
-------------------------------------------------------------------------------

Revenue Notes/Bonds -- 2.1%
-------------------------------------------------------------------------------
NR/NR         Aaa/AAA     $  1,000 Montgomery County, MD
                                   Consolidated Public,
                                   5.00%, 5/1/99                 $    1,004,485
-------------------------------------------------------------------------------
                                                                 $    1,004,485
-------------------------------------------------------------------------------

Variable Rate Demand Obligations -- 82.0%
--------------------------------------------------------------------------------
NR/A-1+       NR/AA       $  2,000 Adams County, CO IDR,
                                   (LOC: Barclay's Bank),
                                   4.05%, 12/1/15                $    2,000,000
VMIG1/A-1+    Aa3/AA         1,100 Apache County, AZ IDA, (LOC:
                                   Toronto Dominion Bank),
                                   4.10%, 12/1/20                     1,100,000
NR/A-1+       NR/AAA         1,000 Bexar County, TX Health
                                   Facilities, (LOC: Rabobank
                                   Nederland), 4.00%, 7/1/11          1,000,000
NR/A-1        NR/A           2,100 California PCR, (Wadham
                                   Energy), (LOC: Banque
                                   Paribas), 4.25%, 11/1/17           2,100,000
VMIG1/NR      Aa2/NR         1,500 Cambria County, PA IDA,
                                   (LOC: Bayerische Hypo-und),
                                   4.08%, 12/1/28                     1,500,000
VMIG1/NR      Aaa/NR         1,000 Chicago, IL Multi-family,
                                   (LOC: Swiss Bank), 4.05%,
                                   11/1/10                            1,000,000
VMIG1/A-1+    Aaa/AAA        1,000 Connecticut State HEFA,
                                   3.25%, 7/1/27                      1,000,000
NR/A-1+       NR/AA-         1,500 Delaware EDA, IDR, (Star
                                   Enterprise), (LOC: Canadian
                                   Imperial Bank),
                                   4.15%, 8/1/29                      1,500,000
VMIG1/A-1+    A1/AA          1,000 Delaware Valley, PA Regional
                                   Finance Authority, (LOC:
                                   Credit Suisse), 3.90%, 12/1/20     1,000,000
NR/NR         Aa2/NR         1,700 Downtown Savannah, GA Revenue
                                   Authority, (LOC: Wachovia
                                   Bank NC),
                                   3.95%, 10/1/07                     1,700,000
NR/A-1+       NR/AAA         1,500 Eddy County, NM
                                   PCR, (IMC Fertilizer, Inc.),
                                   (LOC: Rabobank Nederland),
                                   3.90%, 2/1/03                      1,500,000
NR/A-1+       NR/AA-         1,200 Florida HFA, (Monterey
                                   Meadows Apt.), (LOC:
                                   Citibank, N.A.), 3.45%,
                                   12/1/07                            1,200,000
VMIG1/NR      Aa1/NR         1,000 Fort Wayne, IN Hospital
                                   Authority, (Parkview Memorial
                                   Hospital), (LOC: Bank of
                                   America), 3.90%, 1/1/16            1,000,000
NR/A-1+       NR/AA            700 Fulton County, GA IDR,
                                   (American National Red
                                   Cross), (LOC: Wachovia Bank
                                   GA, N.A.), 4.10%, 8/1/05             700,000
P-1/NR        Aa3/NR           845 Fulton County, GA Residential
                                   Care, (Canterbury Court),
                                   (LOC: Suntrust Bank),
                                   4.00%, 10/1/99                       845,000
NR/A-1+       NR/AA-           900 Galveston, TX IDR, (Mitchell
                                   Interests), (LOC: Banc One),
                                   4.15%, 9/1/13                        900,000
NR/A-1+       NR/AA-           965 Illinois DFA, (Cinnamon Lake
                                   Towers), (LOC: The First
                                   National Bank of Chicago),
                                   4.20%, 4/1/37                        965,000
NR/A-1+       NR/AAA         1,800 Irvine Ranch, CA Water
                                   District, (LOC: Landesbank
                                   Hessen-Thran), 5.00%, 10/1/04      1,800,000


                        See notes to financial statements

Eaton Vance Tax Free Reserves as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)       Principal
------------------------- Amount
Moody's/S&P   Moody's/S&P (000's
Short-Term    Long-Term   omitted) Security                       Value
--------------------------------------------------------------------------------

Variable Rate Demand Obligations (continued)
--------------------------------------------------------------------------------
NR/A-1+       NR/AAA      $  2,600 Kansas City, MO IDA, (Willow
                                   Creek IV Apartments), Fannie
                                   Mae, 4.00%, 9/1/25            $  2,600,000
VMIG1/NR      Aa3/NR         2,000 Lee County, FL IDA, Health
                                   Care Facilities, (Cypress
                                   Cove HealthPark), (LOC:
                                   Kredietbank, N.V.), 3.45%,
                                   10/1/04                          2,000,000
VMIG1/NR      Aa3/NR         1,650 Loudoun County, VA IDA, (LOC:
                                   Bank of Scotland),
                                   3.90%, 11/1/28                   1,650,000
P-1/A-1+      NR/AA            300 Maricopa County, AZ PCR,
                                   (LOC: Toronto Dominion Bank),
                                   5.00%, 5/1/29                      300,000
VMIG1/NR      Aa3/NR         1,975 Maryland State HEFA,
                                   4.05%, 1/1/28                    1,975,000
P-1/NR        Aa3/NR         1,260 Metropolitan Government
                                   Nashville and Davidson
                                   County, TN IDR, (Dixie
                                   Graphics, Inc.), (LOC:
                                   Suntrust Bank, Nashville,        1,260,000
                                   N.A.), 4.00%, 5/1/09
VMIG1/A-1+    Aaa/AAA        1,900 Missouri State HEFA,
                                   5.00%, 6/1/15                    1,900,000
VMIG1/A-1+    Aa1/AA+        1,100 North Carolina Educational
                                   Facilities, 3.95%, 12/1/17       1,100,000
MIG1/A-1+     NR/AA-         2,170 Putnam County, FL PCR,
                                   (Seminole Electric),
                                   4.05%, 3/15/14                   2,170,000
VMIG1/A-1+    Aa1/AA+        1,000 South Carolina EDA, (Baptist
                                   Healthcare), 3.90%, 8/1/17       1,000,000
--------------------------------------------------------------------------------
                                                                 $ 38,765,000
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.3%
     (identified cost $47,398,240)                               $ 47,398,240(1)
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (0.3)%                         $   (126,541)
--------------------------------------------------------------------------------

Net Assets -- 100%                                               $ 47,271,699
--------------------------------------------------------------------------------

At December 31, 1998, the concentration of the Fund's investments in various states, determined as a percentage of total investments, is as follows:

           Florida                                                      11.3%
           Texas                                                        10.6%
           Others (less than 10% individually)                          78.1%

(1) Cost for Federal income tax purposes is the same.

                       See notes to financial statements

Eaton Vance Tax Free Reserves as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (identified cost, 47,398,240)                $ 47,398,240
Cash                                                                  1,123,161
Receivable for Fund shares sold                                         296,821
Interest receivable                                                     204,592
--------------------------------------------------------------------------------
Total assets                                                       $ 49,022,814
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                   $  1,644,814
Dividends payable                                                        84,041
Payable to affiliate for Trustees' fees                                   1,738
Other accrued expenses                                                   20,522
--------------------------------------------------------------------------------
Total liabilities                                                  $  1,751,115
--------------------------------------------------------------------------------
Net Assets for 47,289,386 shares of beneficial interest
     outstanding                                                   $ 47,271,699
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                    $ 47,289,386
Accumulated net realized loss (computed on the basis of
     identified cost)                                                   (17,687)
--------------------------------------------------------------------------------
Total                                                              $ 47,271,699
--------------------------------------------------------------------------------

Net Asset Value, Offering and
Redemption Price Per Share
--------------------------------------------------------------------------------
($47,271,699 / 47,289,386 shares of
     beneficial interest outstanding)                              $       1.00
--------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
December 31, 1998
Investment Income
--------------------------------------------------------------------------------
Interest                                                           $  1,887,268
--------------------------------------------------------------------------------
Total investment income                                            $  1,887,268
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                             $    274,297
Trustees fees and expenses                                                5,230
Custodian fee                                                            43,458
Legal and accounting services                                            35,251
Registration fees                                                        15,649
Transfer and dividend disbursing agent fees                              15,023
Interest                                                                  6,527
Printing and postage                                                      5,168
Miscellaneous                                                            14,086
--------------------------------------------------------------------------------
Total expenses                                                     $    414,689
--------------------------------------------------------------------------------
Deduct --
     Reduction of investment advisor fee                           $    154,048
     Reduction of custodian fee                                          42,896
--------------------------------------------------------------------------------
Total expense reductions                                           $    196,944
--------------------------------------------------------------------------------

Net expenses                                                       $    217,745
--------------------------------------------------------------------------------

Net investment income                                              $  1,669,523
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)               $        321
--------------------------------------------------------------------------------
Net realized gain                                                  $        321
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $  1,669,844
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax Free Reserves as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                        Year Ended          Year Ended
in Net Assets                              December 31, 1998   December 31, 1997
--------------------------------------------------------------------------------

From operations--
     Net investment income                     $   1,669,523      $   2,004,308
     Net realized gain (loss)                            321             (1,479)
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                           $   1,669,844      $   2,002,829
--------------------------------------------------------------------------------
Distributions to shareholders --
     From net investment income                $  (1,669,523)     $  (2,004,308)
--------------------------------------------------------------------------------
Total distributions to
     shareholders                              $  (1,669,523)     $  (2,004,308)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest at Net Asset Value of
     $1.00 per share --
     Proceeds from sale of shares              $ 175,926,805      $ 181,218,594
     Net asset value of shares
         issued to shareholders in
         payment of
         distributions declared                      825,544          1,177,904
     Cost of shares redeemed                    (163,440,839)      (171,789,887)
--------------------------------------------------------------------------------
Net increase in net assets from
     Fund share transactions                   $  13,311,510      $  10,606,611
--------------------------------------------------------------------------------

Net increase in net assets                     $  13,311,831      $  10,605,132
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                           $  33,959,868      $  23,354,736
--------------------------------------------------------------------------------
At end of year                                 $  47,271,699      $  33,959,868
--------------------------------------------------------------------------------


                        See notes to financial statements

Eaton Vance Tax Free Reserves as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                                Year Ended December 31,
                                                      --------------------------------------------------------------------------
                                                        1998            1997             1996             1995             1994
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                 $ 1.0000        $ 1.0000         $ 1.0000       $   1.0000       $   1.0000
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                $ 0.0305        $ 0.0312         $ 0.0303       $   0.0347       $   0.0235
--------------------------------------------------------------------------------------------------------------------------------
Total income from operations                         $ 0.0305        $ 0.0312         $ 0.0303       $   0.0347       $   0.0235
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                           $(0.0305)       $(0.0312)        $(0.0303)      $  (0.0347)      $  (0.0235)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  $(0.0305)       $(0.0312)        $(0.0303)      $  (0.0347)      $  (0.0235)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of year                        $ 1.0000        $ 1.0000         $ 1.0000       $   1.0000       $   1.0000
--------------------------------------------------------------------------------------------------------------------------------

Total Return (1)                                         3.09%           3.16%            3.08%            3.53%            2.36%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data +
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)              $ 47,272        $ 33,960         $ 23,355       $   23,912       $   29,021
Ratios (As a percentage of average daily
   net assets):
     Expenses (2)                                        0.48%           0.52%            0.33%            0.34%            0.47%
     Expenses after custodian fee reduction(2)           0.40%           0.46%            0.27%              --              --
     Interest expense                                    0.01%           0.01%            0.02%            0.05%            0.07%
     Net investment income                               3.04%           3.12%            3.04%            3.47%            2.27%
--------------------------------------------------------------------------------------------------------------------------------
+    The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the
     Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average
 daily net assets):
     Expenses (2)                                        0.76%           0.67%            0.69%            0.73%            0.87%
     Expenses after custodian fee reduction (2)          0.68%           0.61%            0.63%              --               --
     Net investment income                               2.76%           2.96%            2.66%            3.02%            1.88%
Net investment income per share                      $ 0.0277        $ 0.0296         $ 0.0266       $   0.0303       $   0.0189
--------------------------------------------------------------------------------------------------------------------------------

Leverage Analysis
--------------------------------------------------------------------------------------------------------------------------------
Amount of debt outstanding at end of year            $     --        $    --          $    --        $1,266,000       $6,117,000
Average daily balance of debt outstanding
  during year                                        $109,382        $134,611         $116,757       $  279,586       $  440,145
Average weekly balance of shares outstanding
  during year                                      54,796,165      64,279,572       61,730,866       51,107,215       40,463,382
Average amount of debt per share during year         $  0.002        $  0.002         $  0.002       $    0.005       $    0.011
--------------------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(2) The expense ratios for the year ended December 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the prior period has not been adjusted to reflect this change.


                        See notes to financial statements

Eaton Vance Tax Free Reserves as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS


1    Significant Accounting Policies
     ---------------------------------------------------------------------------
     Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax while preserving capital and maintaining liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A Investment Valuations -- The Trustees have determined that the best method currently available for valuing portfolio investments is amortized cost. The Fund's use of the amortized cost method to value its portfolio investments is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, accrued ratably to the date of maturity or call when required for federal income tax purposes.

     C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $17,687, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2002 ($16,208) and December 31, 2005 ($1,479).
     Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

     D Other -- Investment transactions are accounted for on a trade date basis.

     E Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fee are reported as a reduction of expenses in the Statement of Operations.

     F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2    Distribution to Shareholders
     ---------------------------------------------------------------------------
     The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash.

3    Investment Adviser Fee and Other Transactions with Affiliates
     ---------------------------------------------------------------------------
     The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average monthly net assets. To enhance the net investment income of the Fund, EVM made a reduction of its fee in the amount of $154,048 for the year ended December 31, 1998. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Trust are officers and directors/trustees of the above organizations.

Eaton Vance Tax Free Reserves as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


4    Shares of Beneficial Interest
     ---------------------------------------------------------------------------
     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5    Line of Credit
     ---------------------------------------------------------------------------
     The Fund participates with other portfolios and funds managed by EVM and affiliates in a $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1998 was $109,382, and the average interest rate was 5.97%.

6    Purchases and Sales of Investments
     ---------------------------------------------------------------------------
     The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $152,879,263 and $139,242,308, respectively.

Eaton Vance Tax Free Reserves as of December 31, 1998

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders
of Eaton Vance Tax Free Reserves:
--------------------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax Free Reserves (the "Fund") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                         PricewaterhouseCoopers LLP
                                         Boston, Massachusetts
                                         February 5, 1999

Eaton Vance Tax Free Reserves as of December 31, 1998

INVESTMENT MANAGEMENT


Eaton Vance Tax Free Reserves

Officers
James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Thomas J. Fetter
Vice President

Robert B. MacIntosh
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees
Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co. Director,
Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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Investment Advisor
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Accountants
PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109



Eaton Vance Tax Free Reserves
24 Federal Street
Boston, MA 02110

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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                      TRSRC-2/99